TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure Trade Receivables and Other Current Assets [Abstract]
Trade receivables	$ 300	$ 360
Other short-term receivables	105	82
Prepaids and others	98	112
Trade receivables and other current assets, net	$ 503	$ 554